United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—86.8%
		Aerospace/Defense—0.7%
$5,975,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$6,049,687
6,675,000		TransDigm, Inc., 5.50%, 10/15/2020	6,641,625
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,138,437
5,275,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,670,625
		TOTAL	23,500,374
		Automotive—3.8%
8,075,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	8,680,625
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,604,000
1,950,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,081,625
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,733,000
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,643,000
3,700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,167,125
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	740,250
5,350,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,132,875
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,331,564
6,825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,149,187
3,425,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	3,510,625
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,995,625
10,300,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	9,785,000
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,675,000
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,166,350
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	6,039,875
5,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,865,063
9,575,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	10,029,812
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	823,125
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,021,250
3,850,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	4,081,000
2,377,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,587,959
13,775,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	13,637,250
		TOTAL	123,481,185
		Building Materials—3.2%
4,200,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	4,357,500
5,575,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	5,644,688
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,252,500
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,748,906
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	567,000
6,675,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	7,092,188
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,865,375
9,350,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	10,273,311
8,375,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	9,212,500
1,225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,356,688
14,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	15,984,000
8,050,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	7,959,437
8,900,000	[1,2]	RSI Home Products Inc. Series 144A, 6.875%, 3/1/2018	9,345,000
7,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,550,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	$4,166,250
5,650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,398,625
3,200,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	3,372,000
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,759,250
		TOTAL	103,905,343
		Chemicals—1.9%
1,575,000		Ashland, Inc., 3.875%, 4/15/2018	1,608,469
4,625,000		Ashland, Inc., 4.75%, 8/15/2022	4,451,562
5,375,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	5,220,469
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	743,750
10,875,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,772,187
800,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	765,000
1,375,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,349,219
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	599,438
13,375,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	13,976,875
3,625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,652,187
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	990,938
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	691,406
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,073,750
675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	732,375
2,775,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,969,250
6,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,804,000
		TOTAL	61,400,875
		Construction Machinery—0.3%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,353,000
975,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	1,046,906
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	835,313
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	847,500
5,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,770,125
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	781,875
		TOTAL	10,634,719
		Consumer Products—3.3%
15,400,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	16,747,500
4,125,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	4,310,625
2,500,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	2,593,750
5,050,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	5,201,500
9,750,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	10,456,875
7,500,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	7,143,750
7,515,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	8,144,381
4,850,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	4,874,250
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,750,125
15,050,000		ServiceMaster Co., 7.00%, 8/15/2020	15,313,375
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,421,000
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	603,750
6,175,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	6,422,000
500,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	533,750
1,700,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	1,816,875
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,672,000
5,450,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	5,518,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$6,275,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	$6,086,750
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,152,500
		TOTAL	105,762,881
		Energy—7.1%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	6,167,219
1,375,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	1,386,172
8,400,000		Approach Resources, Inc., 7.00%, 6/15/2021	8,526,000
8,325,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	8,762,062
4,775,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	5,037,625
1,250,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,315,625
8,300,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	8,870,625
1,875,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,907,813
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,268,875
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,265,750
7,550,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	8,172,875
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,735,875
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,504,938
5,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	5,808,937
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,960,000
5,600,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	5,908,000
337,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	354,693
5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	5,853,812
2,675,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,755,250
5,500,000		Concho Resources, Inc., 5.50%, 4/1/2023	5,582,500
850,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	919,063
5,125,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	5,919,375
2,913,540	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.875%, 12/15/2017	3,016,752
2,700,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,922,750
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,729,375
8,825,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	9,200,062
4,395,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,241,175
3,925,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	3,925,000
2,250,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	2,233,125
1,900,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,023,500
5,050,000	[1,2]	Linn Energy LLC, Series 144A, 7.00%, 11/1/2019	5,151,000
2,250,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	2,323,125
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,699,875
250,000	[3,4]	Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	76,250
8,400,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	8,442,000
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	10,865,000
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,144,375
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,701,750
6,275,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	6,682,875
3,575,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,798,437
5,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,919,844
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,587,938
2,875,000		Range Resources Corp., 5.00%, 8/15/2022	2,864,219
4,000,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	3,975,000
2,400,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,268,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$3,825,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	$3,987,562
3,950,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	4,043,812
5,675,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	5,965,844
3,875,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	4,291,562
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	667,188
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	7,820,625
		TOTAL	228,551,104
		Entertainment—0.8%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,598,000
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,340,812
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,278,813
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,335,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	2,888,875
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,583,781
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	8,982,125
		TOTAL	27,007,406
		Environmental—0.1%
2,050,000		ADS Waste Escrow, Sr. Unsecd. Note, 8.25%, 10/1/2020	2,214,000
		Finance - Commercial—0.1%
1,725,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,737,938
		Financial Institutions—4.2%
4,800,000		Ally Financial, Inc., 2.75%, 1/30/2017	4,830,000
2,825,000		Ally Financial, Inc., 3.50%, 1/27/2019	2,793,219
4,575,000		Ally Financial, Inc., 3.50%, 7/18/2016	4,712,250
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,804,814
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,397,375
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,538,187
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	483,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,418,687
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,865,938
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,664,156
5,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	6,014,812
1,975,000		CIT Group, Inc., 5.00%, 5/15/2017	2,113,250
9,200,000		CIT Group, Inc., 5.25%, 3/15/2018	9,832,500
825,000		CIT Group, Inc., 5.375%, 5/15/2020	877,594
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	2,968,439
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,178,125
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,123,750
6,575,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,517,469
1,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	1,012,500
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	960,688
950,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	912,000
5,150,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,940,781
8,175,000		International Lease Finance Corp., 5.875%, 8/15/2022	8,307,844
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,637,469
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,548,250
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,244,785
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,247,344

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	$4,412,031
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,299,125
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,004,625
15,550,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	16,133,125
		TOTAL	133,794,132
		Food & Beverage—4.9%
17,025,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	17,748,563
4,300,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	4,176,375
4,800,000		Constellation Brands, Inc., 6.00%, 5/1/2022	5,256,000
4,675,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	4,715,906
1,673,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,857,030
17,200,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,888,000
15,550,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	15,239,000
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,109,687
12,675,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	13,308,750
13,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	12,777,500
6,425,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	7,003,250
9,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,914,063
1,625,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,696,094
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,594,625
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,064,375
25,575,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	27,780,844
		TOTAL	156,130,062
		Gaming—3.4%
5,475,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	5,858,250
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,259,156
3,275,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	3,105,109
5,975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,900,313
4,525,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,615,500
12,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	13,983,750
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,696,000
3,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	3,990,938
8,725,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	9,575,687
5,775,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	5,861,625
3,325,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	3,308,375
9,550,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	9,239,625
4,475,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	4,877,750
7,500,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	7,725,000
8,347,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	9,139,965
2,030,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,263,450
9,600,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	10,272,000
		TOTAL	108,672,493
		Health Care—9.3%
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,927,250
11,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	11,884,500
8,825,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	9,067,688
1,300,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,439,750
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,462,500
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	7,792,781

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$5,363,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	$5,781,984
1,625,000	[1,2]	FWCT-2 Escrow Corp., Sr. Secd. Note, Series 144A, 5.125%, 8/1/2021	1,638,203
6,325,000	[1,2]	FWCT-2 Escrow Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 2/1/2022	6,494,984
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,103,281
16,925,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	18,617,500
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,882,250
3,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	3,165,000
8,700,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	8,884,875
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	101,500
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,370,375
18,225,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	20,617,031
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,397,375
14,800,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	15,373,500
12,750,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	13,674,375
12,925,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	13,700,500
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,468,375
7,150,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,293,000
11,750,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	12,146,563
10,250,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	11,172,500
2,700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,983,500
12,375,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	13,535,156
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	8,794,219
5,800,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,640,500
4,775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	5,359,938
8,125,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,632,813
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,348,250
18,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	20,976,562
3,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,683,125
4,700,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,346,250
		TOTAL	298,757,953
		Industrial - Other—3.4%
1,450,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,520,688
8,075,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	7,913,500
5,475,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	6,049,875
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,294,281
10,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	10,301,687
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	3,980,000
12,025,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	12,806,625
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,267,000
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	1,913,625
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,298,600
3,875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,131,719
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,318,813
11,825,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	12,623,187
600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	675,000
5,925,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	6,117,562
8,550,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,234,000
6,800,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	7,174,000
7,550,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	7,606,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$2,750,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	$2,818,750
		TOTAL	108,045,537
		Lodging—0.5%
4,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,362,875
4,850,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,028,844
900,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	1,004,950
361,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	364,966
5,375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	5,469,062
		TOTAL	16,230,697
		Media - Cable—2.0%
3,800,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	3,591,000
6,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	6,550,312
7,575,000		Charter Communications Holdings II, 5.125%, 2/15/2023	7,234,125
4,275,000		Charter Communications Holdings II, 5.75%, 1/15/2024	4,168,125
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	918,750
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,365,625
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	191,188
1,600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.25%, 3/15/2021	1,562,000
8,950,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	8,748,625
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,326,500
950,000		DISH DBS Corporation, 5.00%, 3/15/2023	893,000
8,650,000		DISH DBS Corporation, 5.125%, 5/1/2020	8,671,625
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,522,500
10,525,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	10,564,469
6,125,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	6,278,125
		TOTAL	64,585,969
		Media - Non-Cable—6.8%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,269,750
4,425,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,336,500
800,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	806,000
1,225,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	1,237,250
3,150,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,433,500
15,550,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	15,783,250
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,132,063
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	738,500
6,225,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	6,598,500
12,175,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	12,570,687
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,261,250
7,325,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,892,688
10,025,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	10,300,687
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,112,063
8,250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	8,476,875
8,575,000		Gray Television, Inc., 7.50%, 10/1/2020	9,196,688
7,475,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	8,044,969
10,150,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	11,025,437
7,350,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	7,625,625
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,389,750
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,259,156
7,875,000	[1,2]	Intelsat Jackson Holdings S.A., GTD. Sr. Note, Series 144A, 5.50%, 8/1/2023	7,550,156

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	$1,512,000
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,576,406
2,500,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	2,437,500
3,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	3,500,750
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,676,875
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,835,000
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,548,750
6,225,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	6,365,063
9,300,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,090,500
1,825,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,708,656
7,050,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	6,309,750
8,775,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	9,115,031
9,775,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,263,750
8,900,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	9,790,000
		TOTAL	219,771,375
		Metals & Mining—0.4%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,375,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	2,380,938
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	837,375
8,050,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	8,573,250
		TOTAL	11,791,573
		Packaging & Containers—4.5%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	12,154,812
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,179,563
5,925,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	5,984,250
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,041,441
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,857,250
7,325,000		Ball Corp., 4.00%, 11/15/2023	6,720,687
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,822,719
4,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	5,224,625
1,550,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,584,875
2,725,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,799,938
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,757,031
6,450,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,837,000
8,175,000		Crown Americas, LLC, 4.50%, 1/15/2023	7,786,687
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	813,750
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,511,625
5,200,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	5,694,000
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,187,063
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,066,375
18,650,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	19,908,875
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,714,375
4,525,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	4,847,406
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,483,500
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	371,875
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	646,313
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	10,018,125
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,087,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging & Containers—continued
$7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	$8,319,375
		TOTAL	143,421,285
		Paper—0.2%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,881,250
2,225,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,035,875
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	863,000
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,084,250
		TOTAL	6,864,375
		Restaurants—0.9%
9,400,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	10,328,250
5,450,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	6,294,750
11,800,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,682,000
		TOTAL	28,305,000
		Retailers—4.4%
12,725,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	13,043,125
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,193,156
7,800,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	7,371,000
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,554,296
4,825,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,318,375
9,175,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	9,587,875
11,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,991,375
1,500,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,509,375
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,017,000
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	5,737,500
9,150,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,813,375
2,975,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,982,438
11,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	12,231,250
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,762,813
7,125,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	7,516,875
11,475,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	11,761,875
4,975,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,360,562
11,800,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	12,213,000
6,175,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,900,562
2,900,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	2,958,000
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	3,978,000
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	617,188
1,425,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,474,875
		TOTAL	140,893,890
		Services—0.4%
6,650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,857,812
6,125,000		Monitronics International, Inc., 9.125%, 4/1/2020	6,553,750
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	825,000
		TOTAL	14,236,562
		Technology—11.1%
1,575,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,649,813
4,075,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	3,952,750
3,425,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	3,484,938
14,550,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	15,095,625
4,050,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,141,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$165,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	$173,663
10,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,576,250
11,250,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	11,826,562
8,341,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	9,102,116
7,100,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	7,100,000
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,139,094
4,000,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	4,160,000
12,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,767,187
8,500,000		Emdeon, Inc., 11.00%, 12/31/2019	9,849,375
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,390,500
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,793,750
2,875,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	3,184,063
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,016,500
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,523,125
27,300,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	29,211,000
4,250,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,143,750
4,800,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	5,532,000
5,800,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,046,500
13,025,000		IAC Interactive Corp., 4.75%, 12/15/2022	12,341,187
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,502,125
10,425,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	10,750,781
5,500,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,077,500
2,700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,538,000
3,150,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,512,250
1,925,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	2,006,813
10,875,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	12,615,000
8,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	9,266,000
8,400,000		Lender Processing Services, 5.75%, 4/15/2023	8,862,000
5,675,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	5,852,344
3,500,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	3,648,750
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,972,063
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,370,000
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,190,875
1,575,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,638,000
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,328,313
8,150,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,007,375
2,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,200,000
8,725,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	8,397,812
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,815,811
3,325,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,694,906
7,325,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	7,672,937
1,600,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,664,000
6,725,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	7,078,062
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	610,938
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,752,750
13,700,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	15,018,625
275,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	299,406
6,100,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	6,450,750
8,475,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	9,110,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,700,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	$3,977,500
		TOTAL	355,083,184
		Textile—0.1%
4,075,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	3,861,063
		Transportation—0.4%
4,750,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	4,916,250
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	5,049,844
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,635,562
2,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	2,106,000
		TOTAL	13,707,656
		Utility - Electric—1.0%
1,625,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,690,000
2,144,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	2,353,040
4,500,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	4,680,000
7,025,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	7,464,062
194,562	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	193,230
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,195,000
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,135,750
3,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,437,938
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,908,375
3,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	3,560,625
		TOTAL	31,618,020
		Utility - Natural Gas—3.1%
10,250,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	10,096,250
1,525,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,631,750
2,750,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,818,750
2,350,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,468,969
6,650,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,181,940
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	718,345
3,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,320,687
11,675,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	13,207,344
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,586,375
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	968,938
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,865,187
10,550,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	10,454,596
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,584,125
2,400,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,274,000
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,663,660
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,617,000
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,188,375
1,175,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,076,594
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,075,000
8,775,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	8,796,937
1,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,217,625
5,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	5,018,750
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	200,750
1,872,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,054,520
443,000		Suburban Propane Partners LP, Series WI, 7.50%, 10/1/2018	475,118
6,200,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	6,386,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$2,800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	$2,884,000
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,226,562
		TOTAL	100,058,147
		Wireless Communications—3.7%
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,011,562
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,327,900
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,370,550
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,887,000
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	14,891,250
7,600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	7,790,000
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	447,844
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,420,562
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,003,438
6,475,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	6,782,562
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,070,000
7,075,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	7,366,844
1,200,000	[1,2]	MetroPCS Wireless, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2021	1,251,000
18,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,448,000
6,625,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	7,188,125
2,750,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	3,327,500
8,375,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	8,961,250
1,500,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	1,511,250
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,454,125
15,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	15,701,250
		TOTAL	119,212,012
		Wireline Communications—0.8%
5,700,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	6,084,750
4,500,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	4,950,000
2,700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	2,767,500
2,025,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,273,062
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,917,250
1,525,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,513,563
2,100,000		Windstream Corp., 6.375%, 8/1/2023	1,963,500
		TOTAL	24,469,625
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,701,725,730)	2,787,706,435
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,232	[3]	General Motors Co.	80,531
532	[3]	Motors Liquidation Co.	16,412
		TOTAL COMMON STOCKS (IDENTIFIED COST $187,796)	96,943
		PREFERRED STOCK—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	310,337
		WARRANTS—0.0%
		Automotive—0.0%
2,029	[3]	General Motors Co., Warrants	54,073

Principal Amount or Shares			Value
		WARRANTS—continued
		Automotive—continued
2,029	[3]	General Motors Co., Warrants	$38,307
		TOTAL WARRANTS (IDENTIFIED COST $207,486)	92,380
		INVESTMENT COMPANIES—12.0%[7]
73,468,454	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	73,468,454
47,273,332		High Yield Bond Portfolio	313,422,190
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $362,511,517)	386,890,644
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $3,064,723,276)[9]	3,175,096,739
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	37,413,946
		TOTAL NET ASSETS—100%	$3,212,510,685
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $1,167,518,781, which represented 36.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $1,167,325,551, which represented 36.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$164,729	$193,230
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
3	Non-income-producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	At January 31, 2014, the cost of investments for federal tax purposes was $3,071,469,449. The net unrealized appreciation of investments for federal tax purposes was $103,627,290. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $117,159,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,532,620.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,787,706,425	$10	$2,787,706,435
Equity Securities:
Common Stocks
Domestic	96,943	—	—	96,943
Preferred Stock
Domestic	—	310,337	—	310,337
Warrants	92,380	—	—	92,380
Investment Companies[1]	386,890,644	—	—	386,890,644
TOTAL SECURITIES	$387,079,967	$2,788,016,762	$10	$3,175,096,739
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
PIK	—Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014